Related Party Transactions	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 7—RELATED PARTY TRANSACTIONS

Rent Expense

For the years ended December 31, 2011 and 2010, we recorded $14,893 and $3,750, respectively, in rent expense for the lease of office space from the law offices of Mr. Vandeberg, one of our directors and executive officers. We plan to use space provided by Mr. Vandeberg until it is no longer suitable for our operations or circumstances demand otherwise.

Legal Expenses

During the years ended December 31, 2011 and 2010, we incurred $116,346 and $13,886, respectively, for legal services rendered by a law firm of which Mr. Vandeberg is the sole member. We do not intend to use Mr. Vandeberg’s law firm for legal services during 2012.